SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2024
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of March 31, 2024.

The Company’s revenues for the three months ended March 31, 2024 of $12,393 (March 31, 2023 - $9,825) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	March 31, 2024	March 31, 2023

Silver	$5,036	$3,608
Gold	3,033	3,135
Copper	5,906	4,689
Penalties, treatment costs and refining charges	(1,582)	(1,607)
Total revenue from mining operations	$12,393	$9,825

For the three months ended March 31, 2024 and 2023, the Company had the following customers that accounted for total revenues as follows:

	March 31, 2024	March 31, 2023
Customer #1	$8,596	$9,225
Customer #2	3,784	600
Other customers	13	-
Total revenue from mining operations	$12,393	$9,825

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	March 31, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$51,910	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$51,911	$50,111

	March 31, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$52,398	$52,891
Plant, equipment, and mining properties - Canada	152	178
Total plant, equipment, and mining properties	$52,550	$53,069